UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2003
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:   2
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diker Management, LLC
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Address:   745 Fifth Avenue
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           Suite 1409
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           New York, New York 10151
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Form 13F File Number:  28-10830
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles M. Diker
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Title:     Managing Manager
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Phone:     (212) 904-0321
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Signature, Place, and Date of Signing:

       /s/ Charles M. Diker         New York, New York             09/09/04
       -------------------------    ---------------------------     -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             1
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Form 13F Information Table Entry Total:        9
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Form 13F Information Table Value Total:        5,484

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                                                (thousands)

Positions in certain securities otherwise reportable on this Form 13F-HR have been omitted and filed separately with the Securities and Exchange Commission pursuant to a request for confidential treatment.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.        Form 13F File Number          Name


    1.         28-10832                      Diker GP, LLC
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                                                  Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER               TITLE
                                OF CLASS        CUSIP     (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
DATAWATCH CORP                  COM NEW       237917208      342   62218          SH   SHARED OTHER  1              62218
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HANSEN NAT CORP                  COM          411310105      672   79750          SH   SHARED OTHER  1              79750
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I-MANY INC                       COM          44973Q103       51   50867          SH   SOLE          1    50867
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I-MANY INC                       COM          44973Q103     1009   1009033        SH   SHARED OTHER  1            1009033
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ONYX SOFTWARE CORP               COM          683402200      334   83368          SH   SHARED OTHER  1              83368
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SABA SOFTWARE INC               COM NEW       784932600       45   13105          SH   SOLE          1    13105
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SABA SOFTWARE INC               COM NEW       784932600      996   287801         SH   SHARED OTHER  1              287801
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TUCOWS INC                       COM          898697107      827   1723450        SH   SHARED OTHER  1             1723450
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EXTENDED SYS INC                 COM          301973103     1208   278878         SH   SHARED OTHER  1              278878
